Capital and Reserves - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of classes of share capital [Line Items]
Beginning balance		$ 862,292	$ 1,357,368	$ 1,558,932
Shares issued during the year on exercise of share based awards		38,399	41,648	40,033
Ending balance		891,187	862,292	1,357,368
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		52	52	52
Ending balance		53	52	52
Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance		1,985,555	1,977,318	1,960,691
Ending balance		$ 2,021,197	$ 1,985,555	$ 1,977,318
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	63,586,903	60,303,844
Shares issued during the year on exercise of share based awards	[1]	1,478,172	312,764
Conversion of class B shares to ordinary shares	[1]		2,970,295
Ending balance	[1]	65,065,075	63,586,903	60,303,844
Ordinary shares [member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	$ 32	$ 31
Shares issued during the year on exercise of share based awards	[1]	1
Conversion of class B shares to ordinary shares	[1]		1
Ending balance	[1]	33	32	$ 31
Ordinary shares [member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	767,635	668,203
Shares issued during the year on exercise of share based awards	[1]	35,642	8,237
Conversion of class B shares to ordinary shares	[1]		91,195
Ending balance	[1]	$ 803,277	$ 767,635	$ 668,203
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	39,667,911	42,638,206
Conversion of class B shares to ordinary shares	[1]		(2,970,295)
Ending balance	[1]	39,667,911	39,667,911	42,638,206
Class B Shares [Member] | Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	$ 20	$ 21
Conversion of class B shares to ordinary shares	[1]		(1)
Ending balance	[1]	20	20	$ 21
Class B Shares [Member] | Share Premium [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	[1]	1,217,920	1,309,115
Conversion of class B shares to ordinary shares	[1]		(91,195)
Ending balance	[1]	$ 1,217,920	$ 1,217,920	$ 1,309,115

[1]	Par value of USD 0.0005 per share